RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 11 – RELATED PARTY TRANSACTIONS

At the Closing, we entered into a Loan and Security Agreement with Energy Capital, a greater than 10% stockholder of the Company, pursuant to which Energy Capital agreed to lend an aggregate principal amount of up to $10 million, subject to specified conditions. For further details, see NOTES 8 and 12.

NOTE 12 – RELATED PARTY TRANSACTIONS

From time to time, the Ondas Networks’ Chief Executive Officer, Stewart Kantor, advanced funds to Ondas Networks to fund its operations. As of December 31, 2018 and December 31, 2017, advances due to Mr. Kantor were $0 and $155,645, respectively. These advances are reported on our balance sheet as advance from related party.

At the Closing, we entered into a Loan and Security Agreement with Energy Capital, a greater than 10% stockholder the Company, pursuant to which Energy Capital agreed to lend an aggregate principal amount of up to $10 million, subject to specified conditions. See NOTE 14 for details of transaction under this agreement.